Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Large Cap Value Portfolio
January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.07%
Communication Services — 12.22%
AT&T	41,600	$1,191,008
Comcast Class A	27,016	1,339,183
Verizon Communications	24,600	1,346,850
Walt Disney †	9,236	1,553,218
		5,430,259
Consumer Discretionary — 5.88%
Dollar Tree †	13,200	1,341,912
Lowe's	7,600	1,268,060
		2,609,972
Consumer Staples — 8.48%
Archer-Daniels-Midland	24,800	1,240,248
Conagra Brands	37,296	1,290,442
Mondelez International Class A	22,300	1,236,312
		3,767,002
Energy — 3.03%
ConocoPhillips	33,678	1,348,130
		1,348,130
Financials — 13.71%
Allstate	11,700	1,254,006
American International Group	35,900	1,344,096
Discover Financial Services	16,700	1,395,118
MetLife	13,977	672,993
Truist Financial	29,700	1,425,006
		6,091,219
Healthcare — 17.82%
Cardinal Health	25,500	1,370,115
Cigna	6,653	1,444,033
CVS Health	20,100	1,440,165
Johnson & Johnson	7,900	1,288,727
Merck & Co.	14,600	1,125,222
Viatris †	73,610	1,250,634
		7,918,896
Industrials — 11.86%
Caterpillar	7,854	1,436,026
Honeywell International	6,284	1,227,705
Northrop Grumman	4,400	1,261,084
Raytheon Technologies	20,177	1,346,411
		5,271,226
Information Technology — 14.90%
Broadcom	3,400	1,531,700
Cisco Systems	29,700	1,324,026
Cognizant Technology Solutions Class A	16,725	1,303,714
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Motorola Solutions	7,500	$1,256,625
Oracle	19,900	1,202,557
		6,618,622
Materials — 3.53%
DuPont de Nemours	19,709	1,565,880
		1,565,880
Real Estate — 2.89%
Equity Residential	20,850	1,285,194
		1,285,194
Utilities — 2.75%
Edison International	21,000	1,221,360
		1,221,360
Total Common Stock (cost $37,126,536)		43,127,760

Short-Term Investments — 2.29%
Money Market Mutual Funds — 2.29%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	254,608	254,608
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	254,607	254,607
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	254,607	254,607
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	254,608	254,608
Total Short-Term Investments (cost $1,018,430)		1,018,430

Total Value of Securities—99.36% (cost $38,144,966)		44,146,190
Receivables and Other Assets Net of Liabilities—0.64%		284,160
Net Assets Applicable to 2,635,211 Shares Outstanding—100.00%		$44,430,350
†	Non-income producing security.

NQ-DPT-029 [1/21] 3/21 (1551923)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Large Cap Value Portfolio (Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-DPT-029 [1/21] 3/21 (1551923)